UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  November 7, 2001

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 124

Form 13F Information Table Value Total: 1,526,748

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.
 2   Not known             GIC Real Estate, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    55736 2274920.000SH     SOLE              2044920.000        229700.00
                                                               430 17560.000SH       DEFINED 01          17560.000
Alexandria Real Estate Equitie COM              015271109      215 5450.000 SH       SOLE                 5420.000
                                                               125 3160.000 SH       DEFINED 01           3160.000
Apartment Investment & Managem COM              03748R101      124 2730.000 SH       SOLE                 2730.000
                                                               259 5720.000 SH       DEFINED 01           5720.000
Archstone-Smith Trust          COM              039583109    21064 807050.000SH      SOLE               715000.000         91850.00
                                                               476 18240.000SH       DEFINED 01          18240.000
Arden Realty Trust             COM              039793104    67225 2629070.000SH     SOLE              2360250.000        268500.00
                                                              4592 179600.000SH      DEFINED 01          15600.000        164000.00
AvalonBay Communities, Inc.    COM              053484101    93706 1962434.000SH     SOLE              1777474.000        184750.00
                                                               805 16850.000SH       DEFINED 01          16850.000
BRE Properties, Inc.           COM              05564E106     6960 232390.000SH      SOLE               205180.000         27100.00
                                                               292 9740.000 SH       DEFINED 01           9740.000
Boston Properties, Inc.        COM              101121101    64213 1684050.000SH     SOLE              1497690.000        186150.00
                                                               606 15890.000SH       DEFINED 01          15890.000
Brandywine Realty Trust        COM              105368203    28492 1335750.000SH     SOLE              1179460.000        156050.00
                                                              1934 90650.000SH       DEFINED 01           9950.000         80700.00
Brookfield Properties Corp.    COM              112900105     1591 87200.000SH       SOLE                78200.000          9000.00
CBL & Associates Properties, I COM              124830100       72 2640.000 SH       SOLE                 2640.000
                                                               156 5720.000 SH       DEFINED 01           5720.000
Cabot Industrial Trust         COM              127072106     9017 439850.000SH      SOLE               439850.000
                                                               120 5830.000 SH       DEFINED 01           5830.000
Camden Property Trust          COM              133131102    46568 1255206.000SH     SOLE              1115456.000        139600.00
                                                               243 6540.000 SH       DEFINED 01           6540.000
CarrAmerica Realty Corp.       COM              144418100      218 7280.000 SH       SOLE                 7280.000
                                                               480 16010.000SH       DEFINED 01          16010.000
Catellus Development Corporati COM              149111106    32593 1864570.000SH     SOLE              1666750.000        197600.00
CenterPoint Properties Corp.   COM              151895109      102 2130.000 SH       SOLE                 2130.000
                                                               215 4500.000 SH       DEFINED 01           4500.000
Charles E. Smith Residential R COM              832197107     4335 84170.000SH       SOLE                74620.000          9550.00
                                                               176 3410.000 SH       DEFINED 01           3410.000
Chelsea Property Group Inc.    COM              163421100    11962 263200.000SH      SOLE               263200.000
Cousins Properties, Inc.       COM              222795106     7579 306240.000SH      SOLE               277740.000         28500.00
                                                               311 12560.000SH       DEFINED 01          12560.000
Crescent Real Estate Equities, COM              225756105      769 35860.000SH       SOLE                35860.000
                                                               278 12960.000SH       DEFINED 01          12960.000
Duke Realty Corporation        COM              264411505       88 3730.000 SH       SOLE                 3730.000
                                                               158 6670.000 SH       DEFINED 01           6670.000
Equity Office Properties Trust COM              294741103   174175 5442959.000SH     SOLE              4871776.000        570410.00
                                                              1969 61539.000SH       DEFINED 01          61539.000
Equity Residential Properties  COM              29476L107    81003 1387033.000SH     SOLE              1241163.000        145650.00
                                                              1115 19100.000SH       DEFINED 01          19100.000
Essex Property Trust, Inc.     COM              297178105    23418 476940.000SH      SOLE               420100.000         56750.00
                                                               233 4750.000 SH       DEFINED 01           4750.000
Gables Residential Trust       COM              362418105    19948 650630.000SH      SOLE               571630.000         78900.00
                                                               115 3760.000 SH       DEFINED 01           3760.000
General Growth Properties      COM              370021107      106 3060.000 SH       SOLE                 3060.000
                                                               235 6770.000 SH       DEFINED 01           6770.000
Home Properties of New York, I COM              437306103    26070 823960.000SH      SOLE               726090.000         97700.00
                                                               209 6590.000 SH       DEFINED 01           6590.000
Host Marriott Corporation      COM              44107P104     8386 1189515.000SH     SOLE              1028025.000        161250.00
Kimco Realty Corp.             COM              49446R109       59 1220.000 SH       SOLE                 1220.000
                                                               108 2220.000 SH       DEFINED 01           2220.000
Liberty Property Trust         COM              531172104    46460 1619370.000SH     SOLE              1489360.000        129800.00
                                                               292 10170.000SH       DEFINED 01          10170.000
Macerich Company               COM              554382101    45583 2062600.000SH     SOLE              1882320.000        180000.00
                                                               250 11330.000SH       DEFINED 01          11330.000
Mack-Cali Realty Corporation   COM              554489104    45456 1466330.000SH     SOLE              1312390.000        153700.00
                                                              6389 206084.000SH      DEFINED 02 01        8960.000        197124.00
New Plan Excel Realty          COM              648053106       54 3160.000 SH       SOLE                 3160.000
                                                               117 6820.000 SH       DEFINED 01           6820.000
PS Business Pks Inc. CA Com    COM              69360J107       54 1940.000 SH       SOLE                 1940.000
                                                               119 4300.000 SH       DEFINED 01           4300.000
Pan Pacific Retail Properties, COM              69806L104    31686 1202500.000SH     SOLE              1080980.000        121400.00
                                                               289 10950.000SH       DEFINED 01          10950.000
Post Properties, Inc.          COM              737464107    62912 1696660.000SH     SOLE              1542080.000        154350.00
                                                               425 11460.000SH       DEFINED 01          11460.000
Prentiss Property Trust        COM              740706106    52127 1895523.000SH     SOLE              1758453.000        136840.00
                                                               323 11740.000SH       DEFINED 01          11740.000
ProLogis Industrial Trust      COM              743410102    18690 885790.000SH      SOLE               758760.000        126800.00
                                                               405 19200.000SH       DEFINED 01          19200.000
Reckson Associates Class B     COM              75621K304      319 12500.000SH       SOLE                12350.000
Reckson Associates Realty      COM              75621K106    21714 899140.000SH      SOLE               790140.000        109000.00
                                                               166 6870.000 SH       DEFINED 01           6870.000
Regency Centers Corp           COM              758849103       75 2930.000 SH       SOLE                 2930.000
                                                               164 6350.000 SH       DEFINED 01           6350.000
SL Green Realty Corp           COM              78440X101    65980 2093280.000SH     SOLE              1925880.000        167150.00
                                                               413 13100.000SH       DEFINED 01          13100.000
Security Capital Group-B       COM              81413P204    35733 1909854.500SH     DEFINED 02                           1909854.50
Simon Property Group, Inc.     COM              828806109    49474 1838495.000SH     SOLE              1634405.000        203800.00
                                                               750 27860.000SH       DEFINED 01          27860.000
Starwood Hotels & Resorts Worl COM              85590A203    20025 910230.000SH      SOLE               790420.000        119700.00
Summit Properties, Inc.        COM              866239106       56 2120.000 SH       SOLE                 2120.000
                                                               117 4450.000 SH       DEFINED 01           4450.000
Taubman Centers, Inc.          COM              876664103    24416 1953275.000SH     SOLE              1757365.000        195480.00
                                                               261 20880.000SH       DEFINED 01          20880.000
The Rouse Company              COM              779273101       98 4050.000 SH       SOLE                 4050.000
                                                               210 8690.000 SH       DEFINED 01           8690.000
Vornado Realty Trust           COM              929042109    61436 1547500.000SH     SOLE              1380490.000        166750.00
                                                               838 21110.000SH       DEFINED 01          21110.000
ALEXANDRIA RE Eq., Inc. PFD SE                  015271208     5240 200000.00SH       SOLE                                  200000.00
AMB PPTYS PFD SER A 8.5%                        00163T208     5733 227509.00SH       SOLE                                  227509.00
ARCHSTONE COMMUN PFD SER C 8.6                  039581400     2414 95800.00 SH       SOLE                                   95800.00
AVALONBAY COMMUN PFD SER D 8%                   053484309     2497 102400.00SH       SOLE                                  102400.00
AVALONBAY COMMUN PFD SER G 8.9                  053484606     2711 106900.00SH       SOLE                                  106900.00
AVAVONBAY COMMUN PFD SER H 8.7                  053484705     1203 45500.00 SH       SOLE                                   45500.00
CARRAMERICA RLTY PFD SER B 8.5                  144418209     4465 184500.00SH       SOLE                                  184500.00
CARRAMERICA RLTY PFD SER C 8.5                  144418407     1769 73700.00 SH       SOLE                                   73700.00
CENTERPOINT PPTYS PFD SER A 8.                  151895208     2825 114500.00SH       SOLE                                  114500.00
DEVELOPERS DIVERS RLTY PFD DP                   251591301      396 15900.00 SH       SOLE                                   15900.00
DEVELOPERS DIVERS RLTY PFD SER                  251591509      550 22000.00 SH       SOLE                                   22000.00
DEVELOPERS DIVERS RLTY PFD SER                  251591608     3085 131000.00SH       SOLE                                  131000.00
EQUITY OFFICE PPTYS PFD SER A                   294741202     8025 315335.00SH       SOLE                                  315335.00
EQUITY OFFICE PPTYS PFD SER C                   294741608     5511 218700.00SH       SOLE                                  218700.00
EQUITY OFFICE PPTYS PFD SER D                   294741889     2682 105376.00SH       SOLE                                  105376.00
EQUITY OFFICE PPTYS PFD SER E                   294741707     1750 73200.00 SH       SOLE                                   73200.00
EQUITY OFFICE PPTYS PFD SER F                   294741806     3161 125600.00SH       SOLE                                  125600.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L305     5168 199940.00SH       SOLE                                  199940.00
EQUITY RESIDENTIAL PPTYS PFD S                  29476L503     1239 47400.00 SH       SOLE                                   47400.00
GABLES RESIDENTIAL PFD SER A 8                  362418204     2079 87360.00 SH       SOLE                                   87360.00
Home PPTYS of NY, Inc PFD Ser                   437306301    25000 250000.00SH       SOLE                                  250000.00
LIBERTY PPTY TR PFD A BEN INT                   531172203     4555 182500.00SH       SOLE                                  182500.00
POST PPTYS PFD SER C 7.625%                     737464404      813 34900.00 SH       SOLE                                   34900.00
POST PROPERTIES PFD SER A 8.5%                  737464206     3683 73800.00 SH       SOLE                                   73800.00
POST PROPERTIES PFD SER B 7.62                  737464305     4525 181000.00SH       SOLE                                  181000.00
PROLOGIS TRUST PFD SER C 8.54%                  743410409     6265 126570.00SH       SOLE                                  126570.00
PROLOGIS TRUST PFD SER D 7.92%                  743410508     1966 86800.00 SH       SOLE                                   86800.00
PROLOGIS TRUST PFD SER E 8.75%                  743410607     2873 114400.00SH       SOLE                                  114400.00
SIMON PPTYS PFD SER F 8.75%                     828806604     5417 217122.00SH       SOLE                                  217122.00
SIMON PPTYS PFD SER G 7.89%                     828806505      976 21000.00 SH       SOLE                                   21000.00
TAUBMAN CENTERS PFD SER A 8.3%                  876664202     1142 51900.00 SH       SOLE                                   51900.00
VORNADO REALTY TRUST PFD Ser B                  929042307     4489 179200.00SH       SOLE                                  179200.00
VORNADO REALTY TRUST PFD Ser C                  929042406     7233 288400.00SH       SOLE                                  288400.00